Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended		4 Months Ended	6 Months Ended
	Oct. 26, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Unrecognized tax benefits		$ 0	$ 0		$ 0
Income tax penalties and interest accrued		0	0		0
Cerberus Telecom Acquisition Corp [Member]
Unrecognized tax benefits		0		$ 0	0
Income tax penalties and interest accrued		0		0	0
FDIC Insured Amount		$ 250,000		$ 250,000	$ 250,000
Temporary Equity, Shares Outstanding		22,604,917		23,477,448	22,604,917
Antidilutive Securities Excluded from Computation of EPS				8,911,745	8,911,745
Net gain from investments held in Trust Account		$ 6,498		$ 4,294	$ 13,068
Net loss		(8,669,449)	$ (55,861)	(4,893,995)	(8,725,310)
Investments held in Trust Account		$ 259,186,362		$ 259,173,294	$ 259,186,362
Private Placement Warrants [Member] | Cerberus Telecom Acquisition Corp [Member]
Stock shares issued during the period shares new issues					266,666
Asset Held In Trust [Member]
Net Asset Value Per Share				$ 1.00
Asset Held In Trust [Member] | Cerberus Telecom Acquisition Corp [Member]
Net Asset Value Per Share		$ 1.00			$ 1.00
Common Class B [Member] | Cerberus Telecom Acquisition Corp [Member]
Net loss		$ 8,700,000		$ 4,900,000	$ 8,700,000
Common Class A [Member] | Cerberus Telecom Acquisition Corp [Member]
Temporary Equity, Shares Outstanding		22,604,917		23,477,448	22,604,917
Net gain from investments held in Trust Account		$ 6,500		$ 4,000	$ 13,000
Stock shares issued during the period shares new issues				25,916,900
Common Class A [Member] | IPO [Member] | Cerberus Telecom Acquisition Corp [Member]
Stock shares issued during the period shares new issues	25,000,000				8,333,333